Note 9 - Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2014	December 31, 2015
Lubricants	308	381
Consumable stores	16	21
	324	402